Stockholders' Equity - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Aug. 10, 2023	Sep. 15, 2022	Jul. 13, 2022	Dec. 20, 2021	Sep. 23, 2021	Mar. 02, 2021	Dec. 31, 2020
Summary of option activity
Common Stock, Shares Authorized	30,898,162	15,696,266	400,000,000
Options outstanding at the beginning	1,671,076	1,307,080								735,803
Options and RSU's outstanding (in shares)			7,500,732	2,816,224
Common shares available for grant			4,684,508
Unrecognized compensation expense	$ 433	$ 24
Weighted average period of recognition	2 years 10 months 24 days
General and administrative expense
Summary of option activity
Recognized compensation expense	$ 368	$ 109
2019 Equity Incentive Plan
Summary of option activity
Options issued	1,671,075	52,878,539
Options outstanding at the beginning	1,307,079
Options expiration term	10 years
Options and RSU's outstanding (in shares)					2,348,260	2,101,075	1,804,452	1,606,704	1,235,926
Common shares available for grant	432,413
Contractual term	10 years
2019 Equity Incentive Plan | Minimum
Summary of option activity
Vesting period	1 year
2019 Equity Incentive Plan | Maximum
Summary of option activity
Vesting period	4 years